ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,817,767	$ 1,835,197
Allowance for doubtful accounts	(49,963)	(201,647)
Accounts receivable, net	$ 1,767,804	$ 1,633,550